Current assets - trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Trade receivables	$ 1,440	$ 2,201
Trade and other receivables	1,711	2,536
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	17	1
Other receivables	112	120
Provision for impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(17)
Other receivables	(405)	(394)
R&D tax rebate receivable [member]
Disclosure of financial assets [line items]
Trade receivables	1,440	2,200
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 564	$ 609